Prudential
Mid-Cap
Value Fund

SEMI
ANNUAL
REPORT

July 31, 1999
(LOGO)

A Message from the Fund's President                     September 17, 1999
(PHOTO)
Dear Shareholder,
Mid-cap stocks are rebounding in 1999 from their recent neglect. During the six-month reporting period of Prudential Mid-Cap Value Fund, mid-caps gained 8.8% (as measured by Standard & Poor's Mid Cap 400 Index)--almost double the return of large-cap stocks (the S&P 500 rose 4.5%). Among mid-caps, value stocks beat growth stocks 10.0% to 7.0%. And our Mid-Cap Value Fund outperformed even its value peers by more than 3 percentage points. Historically (1926--June 1999), mid-cap stocks outperformed large-cap stocks, but last year investors favored mega-sized companies because they appeared less susceptible to the global economic turmoil. This made mid-caps a very good value for those who paid attention. Now the market is realizing that value.

Our Fund did particularly well because its inexpensively purchased energy and industrial stocks benefited from the resurgence of global economic growth. In addition, many of its holdings have been involved in mergers, spin-offs, or takeovers that accelerated the translation of their value into higher share prices.

Staying the course
The rebound in mid-cap stocks underscores points all investors should keep in mind: financial markets will rise and fall, sometimes dramatically. Because asset classes seldom move in lockstep, owning a mix of value- and growth-oriented mutual funds in addition to bond and money market funds can help lessen the effects of market volatility.

Generally speaking, long-term success in investment management comes from remaining true to an investment disciple--even when it is out of favor. Investors who maintain a long-term perspective and don't sell during market lows are more likely to regain lost ground; while past events cannot foretell future performance, stocks and bonds have produced attractive returns ahead of inflation over time.

Thank you for your continued confidence in Prudential mutual funds.

Sincerely,

John R. Strangfeld
President
Prudential Mid-Cap Value Fund

Portfolio Manager's Report
(PHOTO)
Jay Kaplan
Fund Manager

Investment Goals and Style

The Prudential Mid-Cap Value Fund provides an opportunity for long-term capital growth by investing primarily in stocks of medium-sized companies that the investment adviser believes to be undervalued. We follow a traditional value investment style: we look for good businesses with sound management that are selling for substantially less than a fair price. We are aiming at good, risk-adjusted returns consistently, year after year. There can be no assurance that the Fund will achieve its investment objective.

Performance Review

Sitting on a spring
Analysts have been commenting for some time that investors were favoring the stocks of the very largest companies despite large and growing value differentials. Mid-cap stocks had become cheap. In our view, this was like a power spring waiting to be released. In several cases, corporate managers didn't wait for the general market to recognize the unrealized value. They bought or merged with undervalued companies to take advantage of the opportunity or broke their firms into pieces to encourage investor activity.
A few examples where we benefited significantly from such actions were the pending merger of machinery manufacturers Case and New Holland, the breakup of the scientific instrument manufacturer Varian into several more focused technology companies, and the merger of energy companies Santa Fe Energy Resources and Snyder Oil. In each case, investors placed a significantly higher value on the resulting company or companies than before the action, and our return was substantially enhanced. One of the Varian spin-offs was Varian Medical Systems, whose advanced cancer care systems pushed its stock price up 38% in our six-month period.

Energy prices climbed
When OPEC announced production controls, energy prices shot up. So did energy stocks, rebounding from levels that had been depressed by warm winters and the Asian economic recession. We owned Santa Fe Energy Resources, which acquired Snyder Oil to become Santa Fe Snyder--an oil exploration and production company with extensive oil reserves. We also owned Vintage Petroleum, which buys producing oil wells and then uses special techniques to improve their yield and increase their value. Both of these stocks appreciated by more than 50% in our six-month reporting period. We also did quite well with our shares of Kerr McGee and Devon Energy.

Good value in financial companies
We are bottom-up investors, buying each company on its own merits, so if we have a focus on a particular industry, it is because we find a concentration of value there. On July 31, about 11% of our assets were invested in insurance companies. These are well-run firms with high profits and cash flow. However, the entire financial sector was neglected, in part because of investors' strong risk-aversion in mid-1998. Our holdings had mixed results in this reporting period. We gained more than 40% on both Amerus Life Holdings and PMI Group, but had negative returns on several others.

We also had poor returns on our savings and loans, notably Astoria Financial. The stock prices of savings and loans often suffer when interest rates rise. Investors have been skittish about higher rates recently. Should banks and thrifts become even less expensive, we anticipate an excellent buying opportunity.

Gaming--more popular with investors
When Hilton spun off its gaming operations (including Hilton and Bally's casinos) as Park Place Entertainment, we bought in. Now Park Place has agreed to buy Starwood's gaming operations (Caesars). Park Place and Harrah's, in which we have somewhat smaller holdings, each returned more than 40% in our reporting period.

Healthcare...sickly
Although the growth prospects of the healthcare industry are enormous because America's population is aging, in the short term, uncertainty about government reimbursements has discouraged investors. We purchased shares inexpensively in several healthcare companies. We bought Foundation Health Systems near its bottom--it appreciated 65% in our reporting period to make a hefty contribution to our return. Our returns on others were mixed, but we expect them to eventually recover.

Performance at a Glance

Cumulative Total Returns1                                    As of 7/31/99

                                   Six           One                Since
                                  Months         Year             Inception2
Class A                            13.59%          -1.33%           -12.58%
Class B                            13.20           -1.91            -13.19
Class C                            13.20           -1.91            -13.19
Class Z                            13.74           -1.10            -12.47
Lipper Mid-Cap Fund Avg.3           8.97           17.16              9.86

Average Annual Total Returns1                                 As of 6/30/99

                                                 One                Since
                                                 Year             Inception2
Class A                                           -10.87%            -13.70%
Class B                                           -11.63             -13.77
Class C                                            -8.57             -11.87
Class Z                                            -5.87              -9.62

Past performance is not indicative of future results. Principal and investment return will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

1 Source: Prudential Investments Fund Management LLC and Lipper, Inc. The Fund charges a maximum front-end sales charge of 5% for Class A shares. Class B shares are subject to a declining contingent deferred sales charge (CDSC) of 5%, 4%, 3%, 2%, 1%, and 1% for six years. Class B shares will automatically convert to Class A shares, on a quarterly basis, approximately seven years after purchase. Class C shares are subject to a front-end sales charge of 1% and a CDSC of 1% for 18 months. Class C shares bought before November 2, 1998, have a 1% CDSC if sold within one year. Class Z shares are not subject to a sales charge or distribution and service (12b-1) fees.

2 Inception date: Class A, B, C, and Z, 5/11/98.

3 The Lipper Since Inception return is for all funds in each share class in the Mid-Cap Fund category.
-------------------------------------------------------------------------------
                                 1

Review Cont'd.

Looking Ahead
Merger and acquisition activity helped a number of our stocks during our reporting period, largely because our bottom-up approach allows us to select companies within the mid-cap value universe whose business operations we consider strong. Larger companies looking to grow have seen how inexpensive these promising mid-cap companies have become, and we have benefited from the premiums they have paid to acquire them.

On the whole, however, equity markets remain surprisingly narrow: investors continue to favor the large, highly visible companies that seem to become more and more expensive. While higher interest rates might keep some investors away from smaller stocks, the remarkably strong U.S. economy would appear to justify a much broader market than we have seen recently. That could lift value stocks in general--and, we hope, continue to reward our selections among deeply undervalued stocks.

Additional Performance Tracking Tools
You can access comprehensive information about the performance of your Prudential mutual fund 24 hours a day through our Web site and automated phone service. At www.prudential.com/investing, you'll find the daily closing values, changes from the previous day, and quarterly performance for all of our retail mutual funds. Other available resources include daily, monthly and quarterly market commentary.

Daily fund values are also a toll-free call away from any touch-tone phone. Call (800) 225-1852 and follow the voice prompts to obtain mutual fund closing values and yields. You can even set up a personalized "watch list" to track specific Prudential mutual funds.

Mutual Fund Automated Service (800) 225-1852

Main Menu                    Submenus
1. Account Information       1. Account Balance
                             2. Transactions
                             3. Order Forms
2. Prices and yields
3. Transactions
4. Order checks and statements
5. PIN change

Five Largest Holdings
Expressed as a percentage of net assets as of 7/31/99

Financial Security Assurance               2.3%
Holdings Ltd.--Insurance
Amerus Life Holdings, Inc.                 2.2
Insurance
Richfood Holdings, Inc.                    2.1
Foods
Santa Fe Snyder Corp.                      2.0
Energy
Premark International, Inc.                2.0
Miscellaneous Industrial

Comments on our Largest Holdings
Financial Security Assurance is a well-run financial insurance company with good earnings growth, but selling at historically low valuations in an out-of-favor sector.

Richfood Holdings is a regional food wholesaler/retailer that was acquired in August 1999 by SuperValu, another wholesaler/retailer. We elected to receive SuperValu stock as compensation because we expect growth to accelerate and SuperValu sells at only 11 times next year's estimated earnings.

Premark International is a well-managed, diversified company that includes food equipment and kitchen laminates businesses. Premark continues to exceed investors' earnings expectations and generates strong cash flows. It is still inexpensive at 14.5 times next year's estimated earnings.

We discuss Amerus Life and Santa Fe Snyder in our performance review.

Portfolio Composition
Expressed as a percentage of net assets as of 7/31/99

Industrial                    23.3%
Finance                       19.4
Consumer Growth               19.3
Consumer Cyclical             12.9
Technology                     8.5
Energy                         4.5
Utility                        3.4
Cash & Equivalents             8.7
-------------------------------------------------------------------------------
                              2

Portfolio of Investments as of July 31, 1999
(Unaudited)                                  PRUDENTIAL MID-CAP VALUE FUND
------------------------------------------------------------

Shares       Description                    Value (Note 1)
------------------------------------------------------------
LONG-TERM INVESTMENTS--91.3%
COMMON STOCKS--91.3%
------------------------------------------------------------
Aerospace/Defense--2.6%
  40,000     GenCorp Inc.                           $ 1,052,500
   9,000     Litton Industries, Inc.(a)                 614,812
                                                    -----------
                                                      1,667,312
------------------------------------------------------------
Apparel--1.9%
  18,100     Liz Claiborne, Inc.                        702,506
  42,700     Reebok International, Ltd.                 517,738
                                                    -----------
                                                      1,220,244
------------------------------------------------------------
Auto & Truck--1.6%
  19,600     Borg-Warner Automotive, Inc.               995,925
------------------------------------------------------------
Chemicals--6.6%
  99,300     Agrium, Inc., (Canada)                     875,081
  27,600     Crompton & Knowles Corp.                   541,650
  26,000     Dexter Corp.                             1,020,500
  30,400     Ferro Corp.                                782,800
  26,600     Hanna (M.A.) Co.                           425,600
  34,600     Varian Incorporated                        525,488
                                                    -----------
                                                      4,171,119
------------------------------------------------------------
Diversified Manufacturing--1.5%
   7,600     FMC Corp.(a)                               530,100
  11,700     Lancaster Colony Corp.                     389,756
                                                    -----------
                                                        919,856
------------------------------------------------------------
Electrical Equipment--2.3%
  37,900     Belden, Inc.                               942,763
  26,700     Lincoln Electric Hldgs.                    505,631
                                                    -----------
                                                      1,448,394
------------------------------------------------------------
Electrical Utilities--3.4%
  11,500     BEC Energy                                 490,187
  49,200     Niagara Mohawk Hldgs. Inc.                 774,900
  11,400     Pinnacle West Capital Corp.            $   455,288
  15,264     Sierra Pacific Resources                   396,864
                                                    -----------
                                                      2,117,239
------------------------------------------------------------
Electronics--5.4%
  45,300     Arrow Electronics, Inc.                    965,456
  19,000     Avnet, Inc.                                931,000
  24,300     Harris Corp.                               736,594
  29,900     UCAR International Inc.(a)                 794,219
                                                    -----------
                                                      3,427,269
------------------------------------------------------------
Energy--6.1%
  12,300     Devon Energy Corp.(a)                      452,794
  19,310     Kerr-McGee Corp.                           994,465
 138,800     Santa Fe Snyder Corporation(a)           1,283,900
  94,800     Vintage Petroleum, Inc.                  1,125,750
                                                    -----------
                                                      3,856,909
------------------------------------------------------------
Financial Services--8.6%
  24,400     Astoria Financial Corp.                    928,725
  30,210     Charter One Financial, Inc.                781,684
  43,500     Commercial Federal Corp.                 1,011,375
  34,900     Federated Invs Inc. Pennsylvania           665,281
  25,000     Heller Financial Inc.                      637,500
  48,900     Peoples Heritage Financial Group,
                Inc.                                    883,256
  26,000     Sovereign Bancorp, Inc.                    313,625
     449     Waddell & Reed Financial, Inc.
                (Class A)                                11,394
   7,534     Waddell & Reed Financial, Inc.
                (Class B)                               188,350
                                                    -----------
                                                      5,421,190
------------------------------------------------------------
Foods--5.8%
  37,700     International Home Foods, Inc(a)           725,725
  24,200     Interstate Bakeries Corporation            565,675

--------------------------------------------------------------------------------
See Notes to Financial Statements.     3

Portfolio of Investments as of July 31, 1999
(Unaudited)                                  PRUDENTIAL MID-CAP VALUE FUND
------------------------------------------------------------

Shares       Description                    Value (Note 1)
------------------------------------------------------------
Foods (cont'd.)
  72,200     Richfood Holdings, Inc.                $ 1,313,137
  34,400     Suiza Foods Corp.(a)                     1,075,000
                                                    -----------
                                                      3,679,537
------------------------------------------------------------
Health Care--8.0%
  82,000     Beverly Enterprises Inc                    471,500
  69,000     Foundation Health Systems, Inc.          1,047,938
  72,100     Quorum Health Group, Inc.                  725,506
  36,800     Tenet Healthcare Corp.(a)                  660,100
  32,100     Trigon Healthcare, Inc.(a)               1,119,487
  24,000     Universal Health Services, Inc.(a)       1,021,500
                                                    -----------
                                                      5,046,031
------------------------------------------------------------
Hotels & Leisure--2.9%
  40,500     Harrah's Entertainment, Inc.(a)            863,156
  97,000     Park Place Entertainment Corp.             988,188
                                                    -----------
                                                      1,851,344
------------------------------------------------------------
Housing--1.1%
  44,000     D.R. Horton, Inc.                          715,000
------------------------------------------------------------
Insurance--10.8%
  51,100     Amerus Life Holdings, Inc.               1,408,444
  33,500     Capital Re Corp.                           450,156
  25,200     Enhance Financial Services Group
                Inc.                                    522,900
  31,500     Everest Reinsurance Hldgs.                 984,375
  27,900     Financial Security Assurance Hldgs.
                Ltd.                                  1,466,494
  32,400     Old Republic International Corp.           544,725
  12,000     PMI Group, Inc.                            767,250
  13,100     Reinsurance Group of America, Inc.         479,787
   3,900     ReliaStar Financial Corp.                  176,963
                                                    -----------
                                                      6,801,094
------------------------------------------------------------
Machinery--1.7%
  10,900     Case Corp.                                 519,112
  35,700     New Holland NV (Netherlands)               535,500
                                                    -----------
                                                      1,054,612
Media--2.5%
  41,200     Belo (A.H.) Corp.                      $   831,725
  18,200     Central Newspapers, Inc.                   764,400
                                                    -----------
                                                      1,596,125
------------------------------------------------------------
Medical Products & Services--1.4%
  38,000     Varian Medical Systems, Inc.               890,625
------------------------------------------------------------
Miscellaneous Industrial--10.9%
  37,000     Blount International, Inc.               1,045,250
  19,300     Crane Co.                                  489,738
  28,900     Harsco Corp.                               830,875
  25,500     IDEX Corp.                                 718,781
  18,000     Pentair, Inc.                              781,875
  32,800     Premark International, Inc.              1,242,300
  45,600     U.S. Industries, Inc.                      746,700
  40,300     United Dominion Industries, Ltd.
                (Canada)                                992,387
                                                    -----------
                                                      6,847,906
------------------------------------------------------------
Railroads--0.3%
  10,700     Wisconsin Central Transportation
                Corp.(a)                                191,263
------------------------------------------------------------
Recreation & Other Consumer Goods--1.0%
  22,500     Brunswick Corp.                            615,937
------------------------------------------------------------
Restaurants--0.3%
  14,100     CKE Restaurants, Inc.                      197,400
------------------------------------------------------------
Retail--4.1%
  42,800     Burlington Coat Factory Warehouse
                Corp.                                   775,750
  16,900     Dillard's, Inc.                            520,731
  22,700     Furniture Brands International,
                Inc.(a)                                 612,900
  13,000     Payless Shoesource Inc.                    702,000
                                                    -----------
                                                      2,611,381

--------------------------------------------------------------------------------
See Notes to Financial Statements.     4

PRUDENTIAL MID-CAP VALUE FUND
Portfolio of Investments as of July 31, 1999
(Unaudited)
------------------------------------------------------------

Principal
Amount
(000)        Description                    Value (Note 1)
------------------------------------------------------------
Semiconductors--0.5%
$ 12,300     Varian Semiconductor Equipment
                Associates Inc.                     $   285,975
                                                    -----------
             Total long-term investments
                (cost $61,546,086)                   57,629,687
                                                    -----------
Principal Amount
(000)
SHORT TERM INVESTMENT--8.9%
------------------------------------------------------------
REPURCHASE AGREEMENT
   5,597     Joint Repurchase Agreement Account,
                5.06%, 8/2/99
                (cost $5,597,000; Note 5)             5,597,000
                                                    -----------
------------------------------------------------------------
Total Investments--100.2%
             (cost $67,143,086; Note 4)              63,226,687
             Liabilities in excess of other
                assets--(0.2%)                        (129,218)
                                                    -----------
             Net Assets--100%                       $63,097,469
                                                    -----------
                                                    -----------

---------------
(a) Non-income products security.
NV--Naamloze Vennootschop (Dutch Corporation).
--------------------------------------------------------------------------------
See Notes to Financial Statements.     5

Statement of Assets and Liabilities (Unaudited)    PRUDENTIAL MID-CAP VALUE FUND
--------------------------------------------------------------------------------

Assets                                                                                                           July 31, 1999
Investments, at value (cost $67,143,086).....................................................................       $63,226,687
Cash.........................................................................................................               932
Deferred organizational costs................................................................................            95,727
Receivable for investments sold..............................................................................            50,287
Dividends and interest receivable............................................................................            40,442
Receivable for Fund shares sold..............................................................................             8,426
                                                                                                                   -------------
   Total assets..............................................................................................        63,422,501
                                                                                                                   -------------
Liabilities
Accrued expenses.............................................................................................           161,828
Payable for investments purchased............................................................................           120,861
Management fee payable.......................................................................................            38,192
Distribution fee payable.....................................................................................             4,119
Payable for Fund shares reacquired...........................................................................                32
                                                                                                                   -------------
   Total liabilities.........................................................................................           325,032
                                                                                                                   -------------
Net Assets...................................................................................................       $63,097,469
                                                                                                                   -------------
                                                                                                                   -------------
Net assets were comprised of:
   Shares of beneficial interest, at par.....................................................................       $     7,261
   Paid-in capital in excess of par..........................................................................        77,077,337
                                                                                                                   -------------
                                                                                                                     77,084,598
   Undistrbuted net investment income........................................................................            63,293
   Accumulated net realized loss on investments..............................................................       (10,134,023)
   Net unrealized depreciation on investments................................................................        (3,916,399)
                                                                                                                   -------------
Net assets, July 31, 1999....................................................................................       $63,097,469
                                                                                                                   -------------
                                                                                                                   -------------
Class A:
   Net asset value and redemption price per share
      ($1,823,079 / 209,736 shares of common stock issued and outstanding)...................................             $8.69
   Maximum sales charge (5% of offering price)...............................................................               .46
                                                                                                                   -------------
   Maximum offering price to public..........................................................................             $9.15
                                                                                                                   -------------
                                                                                                                   -------------
Class B:
   Net asset value, offering price and redemption price per share
      ($3,975,871 / 459,096 shares of common stock issued and outstanding)...................................             $8.66
                                                                                                                   -------------
                                                                                                                   -------------
Class C:
   Net asset value and redemption price per share
      ($358,948 / 41,449 shares of common stock issued and outstanding)......................................             $8.66
   Maximum sales charge (1% of offering price)...............................................................               .09
                                                                                                                   -------------
   Offering price to public..................................................................................             $8.75
                                                                                                                   -------------
                                                                                                                   -------------
Class Z:
   Net asset value, offering price and redemption price per share
      ($56,939,571 / 6,550,583 shares of common stock issued and outstanding)................................             $8.69
                                                                                                                   -------------
                                                                                                                   -------------

--------------------------------------------------------------------------------
See Notes to Financial Statements.     6

PRUDENTIAL MID-CAP VALUE FUND
Statement of Operations (Unaudited)
------------------------------------------------------------

                                                 Six Months
                                                    Ended
Net Investment Income                           July 31, 1999
Income
   Interest.................................    $     106,630
   Dividends (net of foreign withholding
      taxes of $5,170)......................          406,564
                                               ---------------
      Total income..........................          513,194
                                               ---------------
Expenses
   Management fee...........................          251,809
   Distribution fee--Class A................            1,939
   Distribution fee--Class B................           17,869
   Distribution fee--Class C................            1,499
   Amortization of deferred offering and
      organizational cost...................           60,196
   Custodian's fees and expenses............           45,000
   Reports to shareholders..................           20,000
   Registration fees........................           15,000
   Audit fees and expenses..................           12,000
   Trustees' fees and expenses..............            8,000
   Transfer agent's fees and expenses.......            8,000
   Legal fees and expenses..................            7,000
   Miscellaneous............................            1,589
                                               ---------------
      Total expenses........................          449,901
                                               ---------------
Net investment income.......................           63,293
                                               ---------------
Realized and Unrealized
Gain (Loss) on Investments
Net realized gain (loss) on:
   Investment transactions..................       (9,905,352)
   Financial futures transactions...........           49,464
                                               ---------------
                                                   (9,855,888)
                                               ---------------
Net change in unrealized appreciation of
   investments..............................       20,054,645
                                               ---------------
Net gain on investments.....................       10,198,757
                                               ---------------
Net Increase in Net Assets
Resulting from Operations...................    $  10,262,050
                                               ---------------
                                               ---------------

PRUDENTIAL MID-CAP VALUE FUND
Changes in Net Assets (Unaudited)
------------------------------------------------------------

                                     Six Months     May 11, 1998(a)
                                       Ended            Through
Increase (Decrease)                   July 31,        January 31,
in Net Assets                           1999             1999
Operations
   Net investment income..........  $     63,293     $     224,541
   Net realized loss on
      investments.................    (9,855,888)         (194,466)
   Net change in unrealized
      appreciation (depreciation)
      of investments..............    20,054,645       (23,971,044)
                                    ------------    ---------------
   Net increase (decrease) in net
      assets resulting from
      operations..................    10,262,050       (23,940,969)
                                    ------------    ---------------
Dividends and distributions (Note
   1)
   Dividends from net investment income
      Class A.....................            --            (3,330)
      Class B.....................            --            (1,869)
      Class C.....................            --               (11)
      Class Z.....................            --          (219,331)
                                    ------------    ---------------
                                              --          (224,541)
                                    ------------    ---------------
   Distributions in excess of net
      investment income
      Class A.....................            --            (2,195)
      Class B.....................            --            (1,232)
      Class C.....................            --              (201)
      Class Z.....................            --          (144,619)
                                    ------------    ---------------
                                              --          (148,247)
                                    ------------    ---------------
   Distributions in excess of net
      realized gains
      Class A.....................            --            (1,490)
      Class B.....................            --            (3,345)
      Class C.....................            --              (315)
      Class Z.....................            --           (78,519)
                                    ------------    ---------------
                                              --           (83,669)
                                    ------------    ---------------
   Distributions from net realized
      capital gains
      Class A.....................            --            (2,522)
      Class B.....................            --            (2,120)
      Class C.....................            --              (280)
      Class Z.....................            --          (160,667)
                                    ------------    ---------------
                                              --          (165,589)
                                    ------------    ---------------
Fund share transactions (net of
   share conversion) (Note 5)
   Proceeds from shares sold......     2,049,785       108,344,089
   Net asset value of shares
      issued in reinvestment of
      dividends and
      distributions...............            --           621,170
   Cost of shares reacquired......   (31,696,416)       (2,020,194)
                                    ------------    ---------------
   Net increase (decrease) in net
      assets from Fund share
      transactions................   (29,646,631)      106,945,065
                                    ------------    ---------------
Total increase (decrease).........   (19,384,581)       82,382,050
Net Assets
Beginning of period...............    82,482,050           100,000
                                    ------------    ---------------
End of period(b)..................  $ 63,097,469     $  82,482,050
                                    ------------    ---------------
                                    ------------    ---------------
---------------
(a) Commencement of investment operations.
(b) Includes undistributed net
    investment income of:.........  $     63,293                --
                                    ------------    ---------------

--------------------------------------------------------------------------------
See Notes to Financial Statements.     7

Notes to Financial Statements (Unaudited)          PRUDENTIAL MID-CAP VALUE FUND
--------------------------------------------------------------------------------
Prudential Mid-Cap Value Fund (the 'Fund') is registered under the Investment Company Act of 1940 as a diversified, open-end, management investment company. The Fund was organized in Delaware on October 24, 1997 as a business trust. The Fund issued 2,500 shares each of Class A, Class B, Class C and Class Z shares of beneficial interest for $100,000 on April 14, 1998 to Prudential Investments Fund Management LLC ('PIFM').

The Fund's investment objective is to achieve long-term capital growth by investing primarily in equity-related securities of mid-cap companies, ranging from $1 billion to $5 billion in market capitalization.
------------------------------------------------------------
Note 1. Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Securities Valuation: Securities listed on a securities exchange (other than options on stock and stock indices) are valued at the last sales price on the day of valuation, or, if there was no sale on such day, at the mean between the closing bid and asked prices on such day, or at the bid price in the absence of an asked price as provided by a pricing service. Securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed to be over-the-counter, are valued by an independent pricing service. Convertible debt securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed to be over-the-counter, are valued at the mean between the most recently quoted bid and asked prices provided by a principal market maker or independent pricing agent. Options on securities and indices traded on an exchange are valued at the mean between the most recently quoted bid and asked prices provided by the respective exchange. Futures contracts and options thereon are valued at the last sales price as of the close of business of the exchange. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by or under the direction of the Board of Trustees of the Fund.

Short-term securities which mature in more than 60 days are valued at current market quotations. Short-term securities which mature in 60 days or less are valued at amortized cost.

Repurchase Agreement: In connection with transactions in repurchase agreements, it is the Fund's policy that its custodian or designated subcustodians under triparty repurchase agreements, as the case may be, take possession of the underlying collateral securities, the value of which exceeds the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market on a daily basis to ensure the adequacy of the collateral. If the seller defaults, and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

All securities are valued as of 4:15 p.m., New York time.

Financial Futures Contracts: A financial futures contract is an agreement to purchase (long) or sell (short) an agreed amount of securities at a set price for delivery on a future date. Upon entering into a financial futures contract, the Fund is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount. This amount is known as the 'initial margin.' Subsequent payments, known as 'variation margin,' are made or received by the Fund each day, depending on the daily fluctuations in the value of the underlying security. Such variation margin is recorded for financial statement purposes on a daily basis as unrealized gain or loss. When the contract expires or is closed, the gain or loss is realized and is presented in the statement of operations as net realized gain (loss) on financial futures contracts.

The Fund invests in financial futures contracts in order to hedge its existing portfolio securities, or securities the Fund intends to purchase, against fluctuations in value caused by changes in prevailing interest rates. Should interest rates move unexpectedly, the Fund may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates and the underlying hedged assets.

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized gains and losses on sales of securities are calculated on the identified cost basis. Dividend income is recorded on the ex-dividend date; interest income is recorded on the accrual basis. Expenses are recorded on the accrual basis which may require the use of certain estimates by management.

Net investment income (loss), other than distribution fees, and realized and unrealized gains or losses are allocated daily to each class of shares based upon the relative proportion of net assets of each class at the beginning of the day.

Dividends and Distributions: Dividends from net investment income are declared and paid semi-annually. The Fund will distribute net capital gains in excess of loss carryforwards, if any, at least annually. Dividends and distributions are recorded on the ex-dividend date.
--------------------------------------------------------------------------------
                                       8

Notes to Financial Statements (Unaudited)          PRUDENTIAL MID-CAP VALUE FUND
--------------------------------------------------------------------------------
Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles.

Taxes: It is the Fund's policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net income and net capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required.

Withholding taxes on foreign dividends have been provided for in accordance with the Fund's understanding of the applicable country's tax rules and rates.

Deferred Offering and Organization Expenses: Approximately $175,000 and $125,000 of expenses were incurred in connection with the initial offering and organization of the Fund, respectively. These costs have been deferred and are being amortized ratably over a period of sixty months for organization expense and twelve months for offering costs from the date the Fund commenced investment operations.
------------------------------------------------------------
Note 2. Agreements

The Fund has a management agreement with Prudential Investments Fund Management LLC ('PIFM'). Pursuant to this agreement, PIFM has responsibility for all investment advisory services and supervises the subadviser's performance of such services. PIFM has entered into a subadvisory agreement with The Prudential Investment Corporation ('PIC'). PIC furnishes investment advisory services, in connection with the management of the Fund. PIFM pays for the cost of the subadviser's services, the compensation of officers of the Fund, occupancy and certain clerical and bookkeeping costs of the Fund. The Fund bears all other costs and expenses.

The management fee paid to PIFM is computed daily and payable monthly, at an annual rate of .70 of 1% of the average daily net assets of the Fund.

The Fund has a distribution agreement with Prudential Investment Management Services LLC ('PIMS'), which acts as the distributor of the Class A, B, C and Z shares of the Fund. The Fund compensates PIMS for distributing and servicing the Fund's Class A, Class B and Class C shares, pursuant to plans of distribution (the 'Class A, B and C Plans'), regardless of expenses actually incurred by PIMS. The distribution fees are accrued daily and payable monthly. No distribution or service fees are paid to PIMS as distributor of the Class Z shares of the Fund.

Pursuant to the Class A, B and C Plans, the Fund compensates PIMS for distribution-related activities at an annual rate of up to .30 of 1%, 1% and 1% of the average daily net assets of the Class A, B and C shares, respectively. Such expenses under the Plans were charged at an annual rate of .25 of 1%, 1% and 1% of the average daily net assets of the Class A, B and C shares, respectively, for the six months ended July 31, 1999.

PIMS has advised the Fund that they have received approximately $7,860 in front-end sales charges resulting from sales of Class A and Class C shares during the six months ended July 31, 1999. From these fees, PIMS paid such sales charges to affiliated broker-dealers, which in turn paid commissions to salespersons and incurred other distribution costs.

PIMS has advised the Fund that for the six months ended July 31, 1999, they received approximately $6,660 and $130 in contingent deferred sales charges imposed upon certain redemptions by Class B and Class C shareholders, respectively.

PIFM, PIC and PIMS are indirect, wholly owned subsidiaries of The Prudential Insurance Company of America.

As of March 11, 1999, the Fund, along with other affiliated registered investment companies (the 'Funds'), entered into a syndicated credit agreement ('SCA') with an unaffiliated lender. The maximum commitment under the SCA is $1 billion. The Funds pay a commitment fee at an annual rate of .065 of 1% on the unused portion of the credit facility, which is accrued and paid quarterly on a pro rata basis by the Funds. The SCA expires on March 9, 2000. Prior to March 11, 1999, the Funds had a credit agreement with a maximum commitment of $200,000,000. The commitment fee was .055 of 1% on the unused portion of the credit facility. The Fund did not borrow any amounts pursuant to either agreement during the six months ended July 31, 1999. The purpose of the agreements is to serve as an alternative source of funding for capital share redemptions.
------------------------------------------------------------
Note 3. Other Transactions with Affiliates

Prudential Mutual Fund Services LLC ('PMFS'), a wholly owned subsidiary of PIFM, serves as the Fund's transfer agent. During the six months ended July 31, 1999, the Fund incurred fees of approximately $7,000 for the services of PMFS. As of July 31, 1999, approximately $1,190 of such fees were due to PMFS. Transfer agent fees and expenses in the Statement of Operations also include certain out-of-pocket expenses paid to nonaffiliates.
------------------------------------------------------------
Note 4. Portfolio Securities

Purchases and sales of investment securities, other than short-term investments, for the six months ended July 31, 1999 were $1,403,302 and $3,299,075, respectively.
--------------------------------------------------------------------------------
                                       9

Notes to Financial Statements (Unaudited)          PRUDENTIAL MID-CAP VALUE FUND
--------------------------------------------------------------------------------
The cost basis of investments for federal income tax purposes at July 31, 1999 was $67,143,086 and accordingly, net unrealized depreciation of investments for federal income tax purposes was $4,283,732 (gross unrealized appreciation--$3,847,907; gross unrealized depreciation--$8,131,639).

The Fund will elect, for United States Federal income tax purposes, to treat net short-term capital losses of approximately $185,419 incurred in the three months ended January 31, 1999 as having been incurred in the following fiscal year.
------------------------------------------------------------
Note 5. Joint Repurchase Agreement Account

The Fund, along with other affiliated registered investment companies, transfers uninvested cash balances into a single joint account, the daily aggregate balance of which is invested in one or more repurchase agreements collateralized by U.S. Government or federal agency obligations. As of July 31, 1999, the Fund had a 1.0% undivided interest in the repurchase agreements in the joint account. The undivided interest for the Fund represented $5,597,000 in principal amount. As of such date, each repurchase agreement in the joint account and the value of the collateral therefor were as follows:

Bear, Stearns & Co. Inc., 5.07%, in the principal amount of $180,000,000, repurchase price $180,075,900, due 8/2/99. The value of the collateral including accrued interest was $183,904,910.

Deutsche Bank Securities Corp., 5.06%, in the principal amount of $96,548,000, repurchase price $96,588,711, due 8/2/99. The value of the collateral including accrued interest was $98,479,006.

Salomon Smith Barney, Inc., 5.06%, in the principal amount of $180,000,000, repurchase price $180,075,900, due 8/2/99. The value of the collateral including accrued interest was $184,504,113.

Warburg Dillon Read LLC, 5.07%, in the principal amount of $180,000,000, repurchase price $180,076,050, due 8/2/99. The value of the collateral including accrued interest was $183,604,710.
------------------------------------------------------------
Note 6. Capital

The Fund offers Class A, Class B, Class C and Class Z shares. Class A shares are sold with a front-end sales charge of up to 5%. Class B shares are sold with a contingent deferred sales charge which declines from 5% to zero depending on the period of time the shares are held. Prior to November 2, 1998 Class C shares were sold with a contingent deferred sales charge of 1% during the first year. Effective November 2, 1998, Class C shares are sold with a front-end sales charge of 1% and a contingent deferred sales charge of 1% during the first 18 months. Class B shares will automatically convert to Class A shares on a quarterly basis approximately seven years after purchase. A special exchange privilege is also available for shareholders who qualify to purchase Class A shares at net asset value or Class Z shares. Class Z shares are not subject to any sales or redemption charge and are offered exclusively for sale to a limited group of investors.

The Fund is authorized to issue an unlimited number of shares of beneficial interest, $.001 per value per share, equally divided into four classes, designated Class A, Class B, Class C and Class Z shares.

Transactions in shares of beneficial interest were as follows:

Class A                                 Shares        Amount
------------------------------------  ----------   ------------
Six months ended July 31, 1999:
Shares sold.........................      79,331   $    650,661
Shares issued in reinvestment of
  dividends and distributions.......      --            --
Shares reacquired...................     (65,154)      (516,166)
                                      ----------   ------------
Net increase in shares outstanding
  before conversion.................      14,177        134,495
Shares issued upon conversion from
  Class B...........................       5,459         45,379
                                      ----------   ------------
Net increase in shares
  outstanding.......................      19,636   $    179,874
                                      ----------   ------------
                                      ----------   ------------
May 11, 1998(a) through
  January 31, 1999:
Shares sold.........................     300,197   $  2,535,490
Shares issued in reinvestment of
  dividends.........................       1,092          9,046
Shares reacquired...................    (114,344)      (897,466)
                                      ----------   ------------
Net increase in shares outstanding
  before conversion.................     186,945      1,647,070
Shares issued upon conversion from
  Class B...........................         655          5,960
                                      ----------   ------------
Net increase in shares
  outstanding.......................     187,600   $  1,653,030
                                      ----------   ------------
                                      ----------   ------------
Class B
------------------------------------
Six months ended July 31, 1999:
Shares sold.........................      98,600   $    825,879
Shares issued in reinvestment of
  dividends and distributions.......      --            --
Shares reacquired...................     (75,379)      (598,886)
                                      ----------   ------------
Net increase in shares outstanding
  before conversion.................      23,221        226,993
Shares reacquired upon conversion
  into Class A......................      (5,450)       (45,379)
                                      ----------   ------------
Net increase in shares
  outstanding.......................      17,771   $    181,614
                                      ----------   ------------
                                      ----------   ------------

--------------------------------------------------------------------------------
                                       10

Notes to Financial Statements (Unaudited)          PRUDENTIAL MID-CAP VALUE FUND
--------------------------------------------------------------------------------

Class B                                 Shares        Amount
------------------------------------  ----------   ------------
May 11, 1998(a) through
  January 31, 1999:
Shares sold.........................     534,568   $  4,732,367
Shares issued in reinvestment of
  dividends.........................       1,010          8,384
Shares reacquired...................     (96,098)      (770,787)
                                      ----------   ------------
Net increase in shares outstanding
  before conversion.................     439,480      3,969,964
Shares reacquired upon conversion
  into Class A......................        (655)        (5,960)
                                      ----------   ------------
Net increase in shares
  outstanding.......................     438,825   $  3,964,004
                                      ----------   ------------
                                      ----------   ------------
Class C
------------------------------------
Six months ended July 31, 1999:
Shares sold.........................      11,868   $    102,207
Shares issued in reinvestment of
  dividends and distributions.......      --            --
Shares reacquired...................      (7,736)       (59,623)
                                      ----------   ------------
Net increase in shares
  outstanding.......................       4,132   $     42,584
                                      ----------   ------------
                                      ----------   ------------
May 11, 1998(a) through
  January 31, 1999:
Shares sold.........................      45,554   $    413,942
Shares issued in reinvestment of
  dividends.........................          91            755
Shares reacquired...................     (10,828)       (84,510)
                                      ----------   ------------
Net increase in shares
  outstanding.......................      34,817   $    330,187
                                      ----------   ------------
                                      ----------   ------------
Class Z
------------------------------------
Six months ended July 31, 1999:
Shares sold.........................      55,139   $    471,038
Shares issued in reinvestment of
  dividends and distributions.......      --            --
Shares reacquired...................  (3,626,046)   (30,521,741)
                                      ----------   ------------
Net decrease in shares
  outstanding.......................  (3,570,907)  $(30,050,703)
                                      ----------   ------------
                                      ----------   ------------
May 11, 1998(a) through
  January 31, 1999:
Shares sold.........................  10,078,396   $100,656,330
Shares issued in reinvestment of
  dividends.........................      72,912        602,985
Shares reacquired...................     (32,318)      (261,471)
                                      ----------   ------------
Net increase in shares
  outstanding.......................  10,118,990   $100,997,844
                                      ----------   ------------
                                      ----------   ------------

---------------
(a) Commencement of investment operations.
--------------------------------------------------------------------------------
                                       11

Financial Highlights (Unaudited)                   PRUDENTIAL MID-CAP VALUE FUND
--------------------------------------------------------------------------------

                                                    Class A                             Class B                   Class C
                                        -------------------------------     -------------------------------     -----------
                                        Six Months      May 11, 1998(a)     Six Months      May 11, 1998(a)     Six Months
                                           Ended            Through            Ended            Through            Ended
                                         July 31,         January 31,        July 31,         January 31,        July 31,
                                           1999             1999(e)            1999             1999(e)            1999
                                        -----------     ---------------     -----------     ---------------     -----------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of
   period............................     $  7.65           $ 10.00           $  7.65           $ 10.00           $  7.65
                                        -----------          ------         -----------          ------         -----------
Income from investment operations
Net investment income (loss).........         .04               .01               .01              (.04)              .01
Net realized and unrealized losses on
   investment transactions...........        1.00             (2.31)             1.00             (2.29)             1.00
                                        -----------          ------         -----------          ------         -----------
   Total from investment
      operations.....................        1.04             (2.30)             1.01             (2.33)             1.01
                                        -----------          ------         -----------          ------         -----------
Less distributions
Dividends from net investment
   income............................          --              (.02)               --                --(d)             --
Dividends in excess of net investment
   income............................          --              (.01)               --                --(d)             --
Distributions in excess of net
   realized gains ...................          --              (.01)               --              (.01)               --
Distributions from paid-in-capital...          --              (.01)               --              (.01)               --
                                        -----------          ------         -----------          ------         -----------
   Total distributions...............          --              (.05)               --              (.02)               --
                                        -----------          ------         -----------          ------         -----------
Net asset value, end of period.......     $  8.69           $  7.65           $  8.66           $  7.65           $  8.66
                                        -----------          ------         -----------          ------         -----------
                                        -----------          ------         -----------          ------         -----------
TOTAL RETURN(c):.....................       (1.33)%          (23.04)%           (1.91)%          (23.32)%           (1.91)%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000)......     $ 1,823           $ 1,455           $ 3,976           $ 3,377           $   359
Average net assets (000).............     $ 1,564           $ 1,115           $ 3,603           $ 2,528           $   302
Ratios to average net assets(b):
   Expenses, including distribution
      fees...........................        1.44%             1.54%             2.19%             2.29%             2.19%
   Expenses, excluding distribution
      fees...........................        1.19%             1.29%             1.19%             1.29%             1.19%
   Net investment income (loss)......         .03%              .10%              .01%             (.66)%             .01%
Portfolio turnover rate..............           3%               19%                3%               19%                3%
                                                                       Class Z
                                                           -------------------------------
                                       May 11, 1998(a)     Six Months      May 11, 1998(a)
                                           Through            Ended            Through
                                         January 31,        July 31,         January 31,
                                           1999(e)            1999             1999(e)
                                       ---------------     -----------     ---------------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of
   period............................      $ 10.00           $  7.64           $ 10.00
                                             -----         -----------          ------
Income from investment operations
Net investment income (loss).........         (.04)              .04               .02
Net realized and unrealized losses on
   investment transactions...........        (2.29)             1.01             (2.32)
                                             -----         -----------          ------
   Total from investment
      operations.....................        (2.33)             1.05             (2.30)
                                             -----         -----------          ------
Less distributions
Dividends from net investment
   income............................           --(d)             --              (.02)
Dividends in excess of net investment
   income............................           --(d)             --              (.01)
Distributions in excess of net
   realized gains ...................         (.01)               --              (.01)
Distributions from paid-in-capital...         (.01)               --              (.02)
                                             -----         -----------          ------
   Total distributions...............         (.02)               --              (.06)
                                             -----         -----------          ------
Net asset value, end of period.......      $  7.65           $  8.69           $  7.64
                                             -----         -----------          ------
                                             -----         -----------          ------
TOTAL RETURN(c):.....................       (23.32)%           (1.10)%          (23.05)%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000)......      $   286           $56,940           $77,364
Average net assets (000).............      $   260           $67,072           $83,452
Ratios to average net assets(b):
   Expenses, including distribution
      fees...........................         2.29%             1.19%             1.29%
   Expenses, excluding distribution
      fees...........................         1.29%             1.19%             1.29%
   Net investment income (loss)......         (.66)%             .04%              .39%
Portfolio turnover rate..............           19%                3%               19%

---------------
(a) Commencement of investment operations.
(b) Annualized.
(c) Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns for periods of less than a full year are not annualized.
(d) Less than $.005 per share.
(e) Calculated based on weighted average shares outstanding during the period.
--------------------------------------------------------------------------------
See Notes to Financial Statements.     12

Prudential Mutual Funds
Gateway Center Three
100 Mulberry Street
Newark, NJ 07102-4077

(800) 225-1852
http://www.prudential.com

Trustees
Edward D. Beach
Delayne Dedrick Gold
Robert F. Gunia
Douglas H. McCorkindale
Thomas T. Mooney
Stephen P. Munn
David R. Odenath
Richard A. Redeker
Robin B. Smith
John R. Strangfeld
Louis A. Weil, III
Clay T. Whitehead

Officers
John R. Strangfeld, President
Robert F. Gunia, Vice President
Grace C. Torres, Treasurer
Stephen M. Ungerman, Assistant Treasurer
Marguerite E.H. Morrison, Secretary

Manager
Prudential Investments Fund Management LLC
Gateway Center Three
100 Mulberry Street
Newark, NJ 07102-4077

Investment Adviser
The Prudential Investment Corporation
Prudential Plaza
Newark, NJ 07102-3777

Distributor
Prudential Investment Management Services LLC
Gateway Center Three
100 Mulberry Street
Newark, NJ 07102-4077

Custodian
State Street Bank and Trust Company
One Heritage Drive
North Quincy, MA 02171

Transfer Agent
Prudential Mutual Fund Services LLC
P.O. Box 15005
New Brunswick, NJ 08906

Independent Accountants
PricewaterhouseCoopers LLP
1177 Avenue of the Americas
New York, NY 10036

Legal Counsel
Gardner, Carton & Douglas
Quaker Tower
321 North Clark Street
Chicago, IL 60610-4795

The views expressed in this report and information about the Fund's portfolio holdings are for the period covered by this report and are subject to change thereafter.

The accompanying financial statements as of July 31, 1999, were not audited and, accordingly, no opinion is expressed on them.

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

Prudential Mutual Funds
Gateway Center Three
100 Mulberry Street
Newark, NJ  07102-4077
(800) 225-1852

 BULK RATE
U.S. POSTAGE
   PAID
Permit 6807
New York, NY

Class      NASDAQ      Cusip
  A          --      744353103
  B          --      744353202
  C          --      744353301
  Z         PMCZX    744353400       MF184E2